Annual Total Returns[BarChart] - Vanguard Global Equity Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.90%)	19.52%	27.65%	4.31%	(0.24%)	6.57%	27.78%	(9.15%)	28.73%	22.38%